Segment information (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment information
Total net revenue	7,182,789	6,719,065	10,732,854
China
Segment information
Total net revenue	3,001,498	3,086,589	5,546,700
Outside china:
Segment information
Total net revenue	4,181,291	3,632,476	5,186,154
Germany
Segment information
Total net revenue	660,589	1,265,827	2,110,751
Japan
Segment information
Total net revenue	1,596,703	436,443	24,735
Rest of the world
Segment information
Total net revenue	1,923,999	1,930,206	3,050,668